ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Jan. 31, 2025
Stockholders' Equity Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss includes items such as foreign currency translation adjustments and unrealized gains and losses on derivative financial instruments designated as hedges. Accumulated other comprehensive loss is presented as a separate line item in the equity section of our consolidated balance sheets. Accumulated other comprehensive loss items have no impact on our net income as presented in our consolidated statements of operations.
The following table summarizes changes in the components of our accumulated other comprehensive loss for the years ended January 31, 2025, 2024, and 2023:

(in thousands)	Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges	Foreign Currency Translation Adjustments	Total
Balance at January 31, 2022	(610)	(16,069)	(16,679)
Other comprehensive (loss) income	(6,148)	1,382	(4,766)
Amounts reclassified out of accumulated other comprehensive income	(6,131)	—	(6,131)
Net current period OCI	(16)	1,382	1,365
Balance at January 31, 2023	(626)	(14,687)	(15,314)
Other comprehensive (loss) income	(4,256)	456	(3,800)
Amounts reclassified out of accumulated other comprehensive income	(6,484)	—	(6,484)
Net current period OCI	2,228	456	2,684
Balance at January 31, 2024	1,602	(14,231)	(12,630)
Other comprehensive income (loss)	1,654	(2,015)	(361)
Amounts reclassified out of accumulated other comprehensive income	1,025	—	1,025
Net current period OCI	630	(2,015)	(1,385)
Balance at January 31, 2025	$2,231	$(16,246)	$(14,015)

All amounts presented in the table above are net of income taxes, if applicable. The accumulated net income in foreign currency translation adjustments during the year ended January 31, 2025 primarily reflect the strengthening of the U.S. dollar against the Brazilian real and Singapore dollar, which has resulted in higher U.S. dollar-translated balances of Brazilian real and Singapore dollar. The amounts reclassified out of accumulated other comprehensive loss into the consolidated statements of operations, with presentation location, for the years ended January 31, 2025, 2024, and 2023, were as follows:

	Year Ended January 31,			Financial Statement Location
(in thousands)	2025	2024	2023
Unrealized gains (losses) on derivative financial instruments:
Foreign currency forward contracts	$—	$(10)	$(54)	Cost of software revenue
	21	(97)	(278)	Cost of software service revenue
	90	(643)	(311)	Cost of professional service and other revenue
	474	(2,893)	(3,009)	Research and development, net
	440	(2,841)	(2,479)	Selling, general and administrative
	$1,025	$(6,484)	$(6,131)	Total